PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost
Buildings	$6,312,791	$6,326,744
Furniture, fixtures and equipment	1,077,769	1,065,280
Leasehold improvements	1,165,452	1,175,678
Plant and gaming machinery	267,838	276,499
Transportation	218,017	219,646
Construction in progress	1,020,551	399,041
Freehold land	59,809	86,603

Sub-total	10,122,227	9,549,491
Less: accumulated depreciation and amortization	(4,211,543)	(3,868,223)

Property and equipment, net	$5,910,684	$5,681,268

As of December 31, 2021 and 2020, construction in progress, mainly in relation to Studio City and Cyprus Operations, included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $93,207 and $46,277, respectively.
The cost and accumulated amortization of
right-of-use
assets held under finance lease arrangements were $276,838 and $91,530 as of December 31, 2021 and $246,638 and $80,565 as of December 31, 2020, respectively. Further information on the lease arrangements is included in Note 14.